Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 14, 2021
to the
Summary Prospectuses for International Small Companies Portfolio (Institutional Class and
Investor Class), each dated February 28, 2021
Prospectus for Institutional Investors and Prospectus for Individual Investors, each dated
February 28, 2021
Harding, Loevner Funds, Inc. (the “Fund”)
The Board of Directors of the Fund has approved a reduction in the management fee for the International Small Companies Portfolio (the “Portfolio”) effective July 1, 2021.
International Small Companies Portfolio – Institutional Class
Accordingly, the “Portfolio Summary—Portfolio Fees and Expenses” section of the Portfolio’s Institutional Class Summary Prospectus and Prospectus for Institutional Investors is hereby deleted and replaced with the following:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%

Distribution (12b-1) Fees	None

Other Expenses 1	0.23%
Total Annual Portfolio Operating Expenses	1.18%
Fee Waiver and/or Expense Reimbursement 2	-0.03%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement 2	1.15%
1
Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
2
Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.15% through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2022. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$117	$372	$646	$1429
International Small Companies Portfolio – Investor Class
Accordingly, the “Portfolio Summary—Portfolio Fees and Expenses” section of the Portfolio’s Investor Class Summary Prospectus and Prospectus for Individual Investors is hereby deleted and replaced with the following:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%

Distribution (12b-1) Fees	0.25%

Other Expenses 1	0.30%
Total Annual Portfolio Operating Expenses	1.50%
Fee Waiver and/or Expense Reimbursement 2	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement 2	1.40%
1
Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
2
Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.40% through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$143	$464	$809	$1782
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 14, 2021 to the
Summary Prospectuses for Institutional Emerging Markets Portfolio (Institutional Class and
Institutional Class Z) and Emerging Markets Portfolio (Advisor Class)
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for
Institutional Class Z Investors, each dated February 28, 2021
The Board of Directors of the Fund has approved a reduction in the management fee for each of the Institutional Emerging Markets Portfolio and the Emerging Markets Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense cap for the Institutional Emerging Markets Portfolios’ Institutional Class to 1.10%, to lower the expense cap for the Emerging Markets Portfolio’s Advisor Class to 1.30%, and to change the Institutional Emerging Markets Portfolio’s Institutional Class Z expense cap to 1.00%, in each case through February 28, 2023. These changes will become effective July 1, 2021.
Institutional Emerging Markets Portfolio – Institutional Class
Accordingly, the “Portfolio Summary—Portfolio Fees and Expenses” section of the Institutional Emerging Markets Portfolio’s Institutional Class Summary Prospectus and Prospectus for Institutional Investors is hereby deleted and replaced with the following:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.96%

Distribution (12b-1) Fees	None

Other Expenses 1	0.16%
Total Annual Portfolio Operating Expenses	1.12%
Fee Waiver and/or Expense Reimbursement 2	-0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement 2	1.10%
1
Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
2
Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.10% through February 28, 2023. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2023. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$112	$352	$613	$1359
Emerging Markets Portfolio – Advisor Class
Accordingly, the “Portfolio Summary—Portfolio Fees and Expenses” section of the Emerging Markets Portfolio’s Advisor Class Summary Prospectus and Prospectus for Individual Investors is hereby deleted and replaced with the following:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Advisor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.97%

Distribution (12b-1) Fees	None

Other Expenses 1	0.23%
Total Annual Portfolio Operating Expenses	1.20%
Fee Waiver and/or Expense Reimbursement 2	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement 2	1.20%
1
Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
2
Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Advisor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.30% through February 28, 2023. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$122	$381	$660	$1455
Institutional Emerging Markets Portfolio – Institutional Class Z
Accordingly, the “Portfolio Summary—Portfolio Fees and Expenses” section of the Institutional Emerging Markets Portfolio’s Institutional Class Z Summary Prospectus and Prospectus for Institutional Class Z Investors is hereby deleted and replaced with the following:
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.96%

Distribution (12b-1) Fees	None

Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.04%
Fee Waiver and/or Expense Reimbursement 1	-0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement 1	1.00%
1
Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for their other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.00% through February 28, 2023. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$102	$323	$566	$1264
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 14, 2021 to the
Summary Prospectus for International Equity Research Portfolio (Institutional Class Z) dated
February 28, 2021
Prospectus for Institutional Class Z Investors, dated February 28, 2021
Effective July 1, 2021, all references and information herein relating to the International Equity Research Portfolio’s Institutional Class Z shares, as well as the Summary Prospectus in its entirety, are hereby deleted.

Institutional | Harding Loevner International Small Companies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 14, 2021
to the
Summary Prospectuses for International Small Companies Portfolio (Institutional Class and
Investor Class), each dated February 28, 2021
Prospectus for Institutional Investors and Prospectus for Individual Investors, each dated
February 28, 2021
Harding, Loevner Funds, Inc. (the “Fund”)
The Board of Directors of the Fund has approved a reduction in the management fee for the International Small Companies Portfolio (the “Portfolio”) effective July 1, 2021.
International Small Companies Portfolio – Institutional Class
Accordingly, the “Portfolio Summary—Portfolio Fees and Expenses” section of the Portfolio’s Institutional Class Summary Prospectus and Prospectus for Institutional Investors is hereby deleted and replaced with the following:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%

Distribution (12b-1) Fees	None

Other Expenses 1	0.23%
Total Annual Portfolio Operating Expenses	1.18%
Fee Waiver and/or Expense Reimbursement 2	-0.03%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement 2	1.15%
1
Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
2
Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.15% through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2022. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$117	$372	$646	$1429

Institutional | Harding Loevner Institutional Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 14, 2021 to the
Summary Prospectuses for Institutional Emerging Markets Portfolio (Institutional Class and
Institutional Class Z) and Emerging Markets Portfolio (Advisor Class)
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for
Institutional Class Z Investors, each dated February 28, 2021
The Board of Directors of the Fund has approved a reduction in the management fee for each of the Institutional Emerging Markets Portfolio and the Emerging Markets Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense cap for the Institutional Emerging Markets Portfolios’ Institutional Class to 1.10%, to lower the expense cap for the Emerging Markets Portfolio’s Advisor Class to 1.30%, and to change the Institutional Emerging Markets Portfolio’s Institutional Class Z expense cap to 1.00%, in each case through February 28, 2023. These changes will become effective July 1, 2021.
Institutional Emerging Markets Portfolio – Institutional Class
Accordingly, the “Portfolio Summary—Portfolio Fees and Expenses” section of the Institutional Emerging Markets Portfolio’s Institutional Class Summary Prospectus and Prospectus for Institutional Investors is hereby deleted and replaced with the following:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.96%

Distribution (12b-1) Fees	None

Other Expenses 1	0.16%
Total Annual Portfolio Operating Expenses	1.12%
Fee Waiver and/or Expense Reimbursement 2	-0.02%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement 2	1.10%
1
Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
2
Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Institutional Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.10% through February 28, 2023. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2023. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$112	$352	$613	$1359

Investor | Harding Loevner International Small Companies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 14, 2021
to the
Summary Prospectuses for International Small Companies Portfolio (Institutional Class and
Investor Class), each dated February 28, 2021
Prospectus for Institutional Investors and Prospectus for Individual Investors, each dated
February 28, 2021
Harding, Loevner Funds, Inc. (the “Fund”)
The Board of Directors of the Fund has approved a reduction in the management fee for the International Small Companies Portfolio (the “Portfolio”) effective July 1, 2021.
International Small Companies Portfolio – Investor Class
Accordingly, the “Portfolio Summary—Portfolio Fees and Expenses” section of the Portfolio’s Investor Class Summary Prospectus and Prospectus for Individual Investors is hereby deleted and replaced with the following:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%

Distribution (12b-1) Fees	0.25%

Other Expenses 1	0.30%
Total Annual Portfolio Operating Expenses	1.50%
Fee Waiver and/or Expense Reimbursement 2	-0.10%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement 2	1.40%
1
Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
2
Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.40% through February 28, 2022. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$143	$464	$809	$1782

Advisor | Harding Loevner Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 14, 2021 to the
Summary Prospectuses for Institutional Emerging Markets Portfolio (Institutional Class and
Institutional Class Z) and Emerging Markets Portfolio (Advisor Class)
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for
Institutional Class Z Investors, each dated February 28, 2021
The Board of Directors of the Fund has approved a reduction in the management fee for each of the Institutional Emerging Markets Portfolio and the Emerging Markets Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense cap for the Institutional Emerging Markets Portfolios’ Institutional Class to 1.10%, to lower the expense cap for the Emerging Markets Portfolio’s Advisor Class to 1.30%, and to change the Institutional Emerging Markets Portfolio’s Institutional Class Z expense cap to 1.00%, in each case through February 28, 2023. These changes will become effective July 1, 2021.
Emerging Markets Portfolio – Advisor Class
Accordingly, the “Portfolio Summary—Portfolio Fees and Expenses” section of the Emerging Markets Portfolio’s Advisor Class Summary Prospectus and Prospectus for Individual Investors is hereby deleted and replaced with the following:
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Advisor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.97%

Distribution (12b-1) Fees	None

Other Expenses 1	0.23%
Total Annual Portfolio Operating Expenses	1.20%
Fee Waiver and/or Expense Reimbursement 2	0.00%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement 2	1.20%
1
Expense information in this table has been restated to reflect current fees. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
2
Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Advisor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.30% through February 28, 2023. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$122	$381	$660	$1455

Institutional Z | Harding Loevner Institutional Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 14, 2021 to the
Summary Prospectuses for Institutional Emerging Markets Portfolio (Institutional Class and
Institutional Class Z) and Emerging Markets Portfolio (Advisor Class)
Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for
Institutional Class Z Investors, each dated February 28, 2021
The Board of Directors of the Fund has approved a reduction in the management fee for each of the Institutional Emerging Markets Portfolio and the Emerging Markets Portfolio. In addition, Harding Loevner LP has contractually agreed to lower the expense cap for the Institutional Emerging Markets Portfolios’ Institutional Class to 1.10%, to lower the expense cap for the Emerging Markets Portfolio’s Advisor Class to 1.30%, and to change the Institutional Emerging Markets Portfolio’s Institutional Class Z expense cap to 1.00%, in each case through February 28, 2023. These changes will become effective July 1, 2021.
Institutional Emerging Markets Portfolio – Institutional Class Z
Accordingly, the “Portfolio Summary—Portfolio Fees and Expenses” section of the Institutional Emerging Markets Portfolio’s Institutional Class Z Summary Prospectus and Prospectus for Institutional Class Z Investors is hereby deleted and replaced with the following:
This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Redemption Fee (as a percentage of amount redeemed within 90 days or less from the date of purchase)	None
ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.96%

Distribution (12b-1) Fees	None

Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.04%
Fee Waiver and/or Expense Reimbursement 1	-0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement 1	1.00%
1
Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for their other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.00% through February 28, 2023. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.
Example:
This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2023. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR	3 YEARS	5 YEARS	10 YEARS
$102	$323	$566	$1264

Institutional Z | Harding Loevner International Equity Research Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Harding, Loevner Funds, Inc. (the “Fund”)
Supplement dated June 14, 2021 to the
Summary Prospectus for International Equity Research Portfolio (Institutional Class Z) dated
February 28, 2021
Prospectus for Institutional Class Z Investors, dated February 28, 2021
Effective July 1, 2021, all references and information herein relating to the International Equity Research Portfolio’s Institutional Class Z shares, as well as the Summary Prospectus in its entirety, are hereby deleted.